RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Related Party Transaction
Distributions paid						$ 78,564	$ 76,398
Non-controlling interest dividend						7,000	6,000
Golar LNG Limited
Related Party Transaction
Total due (to)/from related parties				$ 109,971		109,971		$ 131,161
Distributions paid				12,858	$ 13,100	25,656	26,338
Deposit paid to Golar | Golar LNG Limited
Related Party Transaction
Total due (to)/from related parties				107,247		107,247		107,247
Balances due (to)/from Golar and affiliates | Golar LNG Limited
Related Party Transaction
Total due (to)/from related parties				(1,085)		(1,085)		$ 21,908
Helm Advisor Fees | Golar LNG Limited
Related Party Transaction
Amount of transaction with related party				0	105	0	705
Golar
Related Party Transaction
Distributions paid				12,900	13,100	25,700	26,300
Golar | Golar Tundra
Related Party Transaction
Interest income from related parties				$ 700	300	$ 1,400	300
Additional amount, percent per annum of deferred purchase price	5.00%
Golar | Deposit paid to Golar
Related Party Transaction
Amount of transaction with related party		$ 107,200
Golar Management
Related Party Transaction
Management fee (percentage)						5.00%
Required notice for termination of management service agreement (in days)						120 days
Golar Management Norway AS
Related Party Transaction
Required notice for termination of management service agreement (in days)						30 days
Helm Advisors | Helm Advisor Fees
Related Party Transaction
Amount of transaction with related party							700
Faraway Maritime Shipping Company
Related Party Transaction
Percentage ownership in subsidiary				60.00%		60.00%
China Petroleum Corporation
Related Party Transaction
Noncontrolling interest percentage in subsidiary				40.00%		40.00%
Non-controlling interest dividend				$ 3,600	$ 3,200	$ 7,000	$ 6,000
Golar Grand | Golar
Related Party Transaction
Time charter reduced hire rate			75.00%